Expense Example - LVIP SSGA SP 500 Index Fund	Standard Class 1 year	Standard Class 3 years	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 3 years	Service Class 5 years	Service Class 10 years
USD ($)	24	74	130	293	49	154	269	604